STOCK OPTION RESERVE (Details 1) - PBI 2021 Equity Incentive Plan [Member] - shares	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance, beginning of period	90,281	98,171
Expired or forfeited	(13,019)
Balance, end of period	77,262	98,171
Exercisable, end of period	48,307	38,222